                                    OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

W. Wayne Miao
Assistant Vice President &
Assistant Counsel

November 26, 2004

VIA EDGAR
---------

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

           Re:    Oppenheimer Champion Income Fund
                  Reg. No. 33-16494; File No. 811-5281
                  EDGAR Filing of Post-Effective Amendment

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that,  with respect to the Prospectus and Statement of Additional  Information of
Oppenheimer  Champion  Income Fund (the  "Registrant")  dated  November 24, 2004, no changes were made to the  Prospectus  and the  Statement  of  Additional  Information  contained  in
Post-Effective  Amendment No. 27 to the  Registrant's  Registration  Statement on Form N-1A,
which was filed  electronically  with the Securities and Exchange Commission on November 24,
2004.

                                    Very truly yours,

                                    /s/ W. Wayne Miao
                                    ------------------

                                    W. Wayne Miao
                                    Assistant Vice President &
                                    Assistant Counsel
                                    (212) 323-5039

cc: Allan Adams, Esq.
    Ronald Feiman, Esq.
    Deloitte & Touche LLP
    Gloria LaFond